Offerings	Mar. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Primary Offering: Class A common stock par value $0.001 per share
Offering Note
(1)
An indeterminate aggregate initial offering price and number or amount of
Class
A common stock is being registered for potential
primary
offerings by the registrant from time to time at indeterminate prices. The proposed maximum offering price per security will be determined from time to time in connection with, and at the time of, the offering of securities registered hereby.

(2)
In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee required, other than the registration fee due in connection with the 3,833,333 shares of the registrant’s Class A common stock that may be sold from time to time by the selling stockholders included herein. Any subsequent registration fees will be paid on a pay-as-you-go
basis
.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Secondary Offering: Class A common stock par value $0.001 per share
Amount Registered | shares	3,833,333
Proposed Maximum Offering Price per Unit	27.04
Maximum Aggregate Offering Price	$ 103,653,324.32
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,869.33
Offering Note
(3)
Consists of up to an aggregate of 3,833,333 shares of the registrant’s Class A common stock, subject to adjustments for stock splits, stock dividends and reclassifications, which may be sold by the selling stockholders.

(4)
The proposed maximum offering price per share and the proposed maximum aggregate offering price have been estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act using the average of the high and low prices as reported on the New York Stock Exchange on March 24, 2025.